UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10389
Investment Company Act File Number

Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Automobiles — 3.9%
Fiat SpA(1)	62,000	$776,980
Honda Motor Co., Ltd.	73,000	2,473,905
Nissan Motor Co., Ltd.(1)	241,000	1,959,045
Toyota Motor Corp.	50,500	1,942,407

		$7,152,337

Beverages — 2.6%
Central European Distribution Corp.(1)	83,800	$2,685,790
Fomento Economico Mexicano SA de CV ADR	51,800	2,183,888

		$4,869,678

Building Products — 1.5%
Wienerberger AG(1)	142,800	$2,670,590

		$2,670,590

Capital Markets — 0.4%
3i Group PLC	195,000	$817,900

		$817,900

Chemicals — 1.1%
Agrium, Inc.	37,500	$2,113,125

		$2,113,125

Commercial Banks — 18.6%
Banco Santander Central Hispano SA	485,000	$6,926,256
Barclays PLC	757,000	3,235,426
BOC Hong Kong Holdings, Ltd.	1,829,000	3,796,602
Credit Agricole SA	55,500	870,009
DBS Group Holdings, Ltd.	543,000	5,470,853
Intesa Sanpaolo SpA(1)	917,000	3,490,683
KBC Groep NV(1)	73,900	3,181,467
Mitsubishi UFJ Financial Group, Inc.	294,000	1,512,945
National Bank of Greece SA(1)	147,000	3,213,283
Societe Generale	29,300	1,695,215
Turkiye Is Bankasi	234,000	1,027,920

		$34,420,659

Computers & Peripherals — 0.7%
Toshiba Corp.(1)	240,000	$1,311,319

		$1,311,319

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,548,800

		$1,548,800

Consumer Finance — 1.1%
ORIX Corp.	28,000	$2,096,106

		$2,096,106

Diversified Telecommunication Services — 3.0%
Koninklijke KPN NV	111,500	$1,846,272
Telefonica SA	157,100	3,763,413

		$5,609,685

Electric Utilities — 1.0%
E.ON AG	48,520	$1,784,925

		$1,784,925

Security	Shares	Value
Electrical Equipment — 1.3%
ABB, Ltd. ADR(1)	130,900	$2,360,127

		$2,360,127

Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	135,000	$4,323,866
Hon Hai Precision Industry Co., Ltd.	529,000	2,204,340

		$6,528,206

Energy Equipment & Services — 2.6%
OAO TMK GDR(1)	147,719	$2,800,897
Tenaris SA ADR	47,400	2,085,600

		$4,886,497

Food Products — 6.3%
Cosan, Ltd., Class A(1)	257,600	$2,009,280
Nestle SA	118,800	5,631,325
Unilever PLC	133,000	4,044,402

		$11,685,007

Health Care Equipment & Supplies — 0.6%
Mindray Medical International, Ltd. ADR	30,400	$1,060,048

		$1,060,048

Hotels, Restaurants & Leisure — 0.7%
Carnival PLC(1)	33,200	$1,193,600

		$1,193,600

Household Durables — 2.0%
Desarrolladora Homex SA de CV ADR(1)	57,200	$1,753,180
Fisher & Paykel Appliances Holdings, Ltd.(1)	2,100,000	882,053
LG Electronics, Inc.	11,000	1,026,129

		$3,661,362

Household Products — 0.5%
Henkel AG & Co. KGaA	21,900	$956,609

		$956,609

Industrial Conglomerates — 3.6%
Cookson Group PLC(1)	382,000	$2,589,536
Keppel Corp., Ltd.	684,700	4,045,576

		$6,635,112

Insurance — 2.6%
AXA SA	68,400	$1,408,411
Swiss Reinsurance Co., Ltd.	38,000	1,642,733
Zurich Financial Services AG	8,000	1,700,897

		$4,752,041

Media — 1.1%
Central European Media Enterprises, Ltd., Class A(1)	72,900	$2,078,379

		$2,078,379

Metals & Mining — 7.1%
Anglo American PLC ADR(1)	117,400	$2,130,810
ArcelorMittal	51,200	1,980,416
Rio Tinto PLC ADR	12,000	2,328,240
Sterlite Industries India, Ltd. ADR	108,400	1,728,980
Thompson Creek Metals Co., Inc.(1)	167,000	1,937,200
Vale SA ADR	130,900	2,955,722

		$13,061,368

Security	Shares	Value
Multi-Utilities — 2.9%
National Grid PLC	184,000	$1,848,049
RWE AG	40,000	3,548,796

		$5,396,845

Office Electronics — 1.1%
Canon, Inc.	52,000	$2,032,579

		$2,032,579

Oil, Gas & Consumable Fuels — 8.8%
KazMunaiGas Exploration Production GDR	47,300	$1,194,352
LUKOIL OAO ADR	54,500	3,030,200
OMV AG	23,800	937,396
Petroleo Brasileiro SA ADR	105,300	3,799,224
Soco International PLC(1)	81,900	1,879,754
Statoil ASA	45,000	1,009,867
Total SA	77,000	4,450,085

		$16,300,878

Pharmaceuticals — 7.7%
AstraZeneca PLC ADR	31,400	$1,459,786
GlaxoSmithKline PLC ADR	84,700	3,304,147
Novartis AG	138,200	7,395,758
Sanofi-Aventis	28,100	2,077,836

		$14,237,527

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	1,244,000	$991,442

		$991,442

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	165,000	$1,321,751

		$1,321,751

Semiconductors & Semiconductor Equipment — 0.6%
United Microelectronics Corp. ADR(1)	287,000	$1,007,370

		$1,007,370

Specialty Retail — 0.5%
Kingfisher PLC	270,000	$909,485

		$909,485

Tobacco — 3.2%
British American Tobacco PLC	176,000	$5,817,657

		$5,817,657

Trading Companies & Distributors — 3.5%
Mitsubishi Corp.	50,000	$1,209,061
Mitsui & Co., Ltd.	355,000	5,221,498

		$6,430,559

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	82,000	$1,170,601
Turkcell Iletisim Hizmetleri AS ADR	231,000	4,201,890

		$5,372,491

Total Common Stocks (identified cost $154,958,073)		$183,072,064

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$749	$749,338

Total Short-Term Investments (identified cost $749,338)		$749,338

Total Investments — 99.4% (identified cost $155,707,411)		$183,821,402

Other Assets, Less Liabilities — 0.6%		$1,191,948

Net Assets — 100.0%		$185,013,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $39.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.1%	$31,558,792
Japan	13.0	24,082,731
Switzerland	10.1	18,730,840
France	6.5	12,050,356
Spain	5.8	10,689,669
Brazil	5.5	10,085,977
Singapore	5.1	9,516,429
Russia	3.7	6,822,539
Italy	3.4	6,353,263
Germany	3.4	6,290,330
Turkey	2.8	5,229,810
Canada	2.2	4,050,325
Mexico	2.1	3,937,068
Netherlands	2.1	3,826,688
Hong Kong	2.1	3,796,602
Austria	2.0	3,607,986
Greece	1.7	3,213,283
Taiwan	1.7	3,211,710
Belgium	1.7	3,181,467
Poland	1.5	2,685,790
Czech Republic	1.1	2,078,379
India	0.9	1,728,980
Kazakhstan	0.6	1,194,352
South Africa	0.6	1,170,601
China	0.6	1,060,048
South Korea	0.6	1,026,129
Norway	0.6	1,009,867
New Zealand	0.5	882,053
United States	0.4	749,338

Total Investments	99.4%	$183,821,402

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$156,141,955

Gross unrealized appreciation	$35,206,156
Gross unrealized depreciation	(7,526,709)

Net unrealized appreciation	$27,679,447

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$3,831,559	$11,163,604		$—	$14,995,163
Consumer Staples	6,878,958	16,449,993		—	23,328,951
Energy	8,915,024	12,272,351		—	21,187,375
Financials	6,926,256	36,151,892		—	43,078,148
Health Care	5,823,981	9,473,594		—	15,297,575
Industrials	3,681,878	17,285,060		—	20,966,938
Information Technology	1,007,370	9,872,104		—	10,879,474
Materials	15,174,493	—		—	15,174,493
Telecommunication Services	4,201,890	6,780,286		—	10,982,176
Utilities	—	7,181,771		—	7,181,771

Total Common Stocks	$56,441,409	$126,630,655	*	$—	$183,072,064

Short-Term Investments	$—	$749,338		$—	$749,338

Total Investments	$56,441,409	$127,379,993		$—	$183,821,402

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010